Statement of Financial Position (USD $)	Oct. 31, 2012	Jul. 31, 2012	Jul. 31, 2011
Current
Cash	$ 15,149	$ 1,400	$ 9,122
Deferred tax asset less valuation allowance of $346,150	0	0	0
Total assets	15,149	1,400	9,122
Current
Accounts payable and accrued liabilities	23,543	64,023	51,330
Accounts payable and accrued liabilities - related party	22,200	21,600	19,200
Due to related parties	134,236	133,488	98,946
Total current liabilities	179,979	219,111	169,476
Stockholders' deficiency
Common stock Authorized 100,000,000 common shares with par value of $0.001 Issued and outstanding 14,961,666 shares (July 31, 2012 - 14,694,999)	14,962	14,695	14,595
Additional paid-in capital	813,298	758,565	688,665
Subscriptions received	25,000	0
Deficit accumulated during the development stage	(1,018,090)	(990,971)	(863,614)
Total stockholders' deficiency	(164,830)	(217,711)	(160,354)
Total liabilities and stockholders' deficiency	$ 15,149	$ 1,400	$ 9,122